UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

EuroPacific Growth Fund®
Investment portfolio

December 31, 2006

unaudited

Common stocks — 94.43%	Shares	Market value (000)

FINANCIALS — 22.87%
Kookmin Bank[1]	18,047,910	$1,454,318
Kookmin Bank[1,2]	330,000	26,592
AXA SA	28,496,214	1,153,128
ING Groep NV	24,261,017	1,075,215
BNP Paribas	7,874,199	858,669
Banco Santander Central Hispano, SA	39,914,805	744,663
UniCredito Italiano SpA (Italy)	72,140,000	632,005
UniCredito Italiano SpA (Germany)	10,000,000	87,740
Erste Bank der oesterreichischen Sparkassen AG	9,323,286	714,696
UBS AG	11,336,796	688,897
Shinhan Financial Group Co., Ltd.	12,200,900	623,500
Mizuho Financial Group, Inc.	86,795	619,964
Mitsui Trust Holdings, Inc.[1]	52,161,000	598,756
Sun Hung Kai Properties Ltd.	49,500,000	568,669
Mitsubishi UFJ Financial Group, Inc.	41,351	510,807
Banco Itaú Holding Financeira SA, preferred nominative	13,407,100	486,274
BOC Hong Kong (Holdings) Ltd.	174,713,000	473,988
Credit Suisse Group	6,705,000	469,064
HSBC Holdings PLC (United Kingdom)	15,307,439	279,039
HSBC Holdings PLC (Hong Kong)	10,038,436	184,054
Hypo Real Estate Holding AG	6,703,540	422,244
Cathay Financial Holding Co., Ltd.	183,041,831	415,749
Sompo Japan Insurance Inc.	32,894,000	402,191
Sberbank (Savings Bank of the Russian Federation) (GDR)	960,382	340,936
Sampo Oyj, Class A	12,707,422	340,018
Commerzbank U.S. Finance, Inc.	8,844,500	336,663
QBE Insurance Group Ltd.	14,700,760	334,543
ORIX Corp.	1,057,000	305,997
ORIX Corp. (ADR)	189,600	27,833
Macquarie Bank Ltd.	5,301,000	330,040
Banco Bradesco SA, preferred nominative	7,752,000	314,221
Banco Bradesco SA, preferred nominative[3]	172,617	6,807
Banco Bilbao Vizcaya Argentaria, SA	13,326,200	320,706
Société Générale	1,808,850	306,916
ABN AMRO Holding NV	9,449,419	303,585
Mitsui Sumitomo Insurance Co., Ltd.	27,031,000	295,751
Swire Pacific Ltd., Class A	27,195,500	292,148
ICICI Bank Ltd.	11,942,300	241,364
ICICI Bank Ltd. (ADR)	1,111,300	46,386
Sumitomo Mitsui Financial Group, Inc.	27,590	282,856
FirstRand Ltd.	88,900,000	282,748
Unibanco-União de Bancos Brasileiros SA, units (GDR)	2,815,000	261,682
Samsung Fire & Marine Insurance Co., Ltd.	1,421,322	246,954
Crédit Agricole SA	5,650,000	237,504
DEPFA BANK PLC	12,890,000	230,446
Hana Financial Holdings	4,217,700	221,889
NIPPONKOA Insurance Co., Ltd.	24,280,000	196,892
Millea Holdings, Inc.	5,531,500	195,229
Royal Bank of Scotland Group PLC	4,823,243	188,217
DBS Group Holdings Ltd.	12,450,000	183,446
Housing Development Finance Corp. Ltd.	4,932,500	181,924
Fortis	4,000,000	170,519
Lloyds TSB Group PLC	14,500,000	162,255
Bank of Nova Scotia	3,433,800	153,616
Zurich Financial Services	532,000	143,194
FöreningsSparbanken AB, Class A	3,938,500	142,993
Insurance Australia Group Ltd.	27,430,311	137,395
OTP Bank PLC	2,825,000	129,860
Allianz SE	610,000	124,556
Akbank TAS	17,850,000	108,480
DnB NOR ASA	7,300,000	103,675
Topdanmark A/S3	615,050	101,690
Fairfax Financial Holdings Ltd.	500,000	99,463
PartnerRe Holdings Ltd.	1,395,000	99,087
Admiral Group PLC	4,590,000	98,770
Allied Irish Banks, PLC	3,311,000	98,292
HDFC Bank Ltd.	3,526,258	85,375
Mitsubishi Estate Co., Ltd.	2,775,000	71,824
PT Bank Mandiri (Persero) Tbk	221,312,000	71,399
State Bank of India	2,280,000	64,384
Brookfield Asset Management Inc., Class A	1,215,750	58,835
		22,569,585

INFORMATION TECHNOLOGY — 11.70%
Samsung Electronics Co., Ltd.	1,931,575	1,273,863
Samsung Electronics Co., Ltd., nonvoting preferred	48,800	25,200
Hon Hai Precision Industry Co., Ltd.	175,322,901	1,251,153
Taiwan Semiconductor Manufacturing Co. Ltd.	469,430,622	972,577
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	25,420,071	277,842
Toshiba Corp.	112,223,000	730,864
Hynix Semiconductor Inc.[3]	18,434,940	722,919
Nintendo Co., Ltd.	2,518,100	653,860
Nokia Corp.	15,942,100	325,606
Nokia Corp. (ADR)	12,982,900	263,813
Rohm Co., Ltd.	4,623,700	460,427
Murata Manufacturing Co., Ltd.	5,254,600	355,458
Tokyo Electron Ltd.	4,395,700	346,485
AU Optronics Corp.	215,949,150	300,261
Hoya Corp.	7,560,000	294,776
Nippon Electric Glass Co., Ltd.	13,442,000	282,395
Acer Inc.[1]	133,459,420	278,552
Chi Mei Optoelectronics Corp.	274,661,770	278,203
Konica Minolta Holdings, Inc.[3]	19,445,000	274,518
LG.Philips LCD Co., Ltd.[3]	8,654,500	259,309
Hirose Electric Co., Ltd.	1,932,000	219,339
Quanta Computer Inc.	118,063,807	214,167
High Tech Computer Corp.	9,017,000	178,513
Mediatek Incorporation	16,140,656	166,955
Compal Electronics, Inc.	184,767,186	164,748
Powerchip Semiconductor Corp.	215,406,877	145,456
TDK Corp.	1,800,000	143,092
Advanced Semiconductor Engineering, Inc.[3]	116,643,491	132,468
SAP AG	2,400,000	127,486
Canon, Inc.	1,852,600	104,306
NEC Electronics Corp.[3]	3,024,300	88,442
Wipro Ltd.	6,000,000	82,417
Infosys Technologies Ltd.	1,500,000	76,234
ASML Holding NV3	2,500,000	62,144
ASML Holding NV (New York registered)[3]	213,000	5,246
livedoor Co., Ltd.[3,4]	7,390,152	5,900
ASUSTeK Computer Inc.	1,545,190	4,231
		11,549,225

CONSUMER DISCRETIONARY — 11.61%
Industria de Diseno Textil, SA	17,355,828	934,520
Continental AG	7,038,000	818,091
Toyota Motor Corp.	11,122,600	743,999
Compagnie Générale des Etablissements Michelin, Class B	6,998,000	669,404
Vivendi SA	16,942,448	661,898
Renault SA	5,166,000	620,258
Honda Motor Co., Ltd.	14,884,250	587,865
Mediaset SpA	44,767,109	531,001
SEGA SAMMY HOLDINGS INC.[1]	18,160,600	489,878
Hyundai Motor Co.	6,707,670	486,387
Kingfisher PLC	93,422,191	436,266
News Corp., Class A	15,109,826	324,559
News Corp., Class B	1,848,614	41,150
Swatch Group Ltd, non-registered shares	1,025,246	226,529
Swatch Group Ltd	3,042,061	136,052
Grupo Televisa, SA, ordinary participation certificates (ADR)	12,279,600	331,672
British Sky Broadcasting Group PLC	31,790,938	324,928
Carnival PLC	6,297,200	319,098
Esprit Holdings Ltd.	26,015,000	290,506
LG Electronics Inc.	4,707,302	278,539
Suzuki Motor Corp.	9,396,867	265,323
Porsche AG, nonvoting preferred	190,000	241,676
Cie. Financière Richemont AG, Class A, units	3,225,000	187,900
NOK Corp.	8,435,000	165,865
DaimlerChrysler AG	2,450,000	151,283
Enterprise Inns PLC	4,540,000	120,272
Lotte Shopping Co.	282,000	117,108
Nikon Corp.	5,151,000	112,976
JCDecaux SA	3,528,700	100,937
Publishing & Broadcasting Ltd.	5,921,803	99,728
Pearson PLC	6,324,272	95,534
DSG International PLC	25,345,000	95,033
Reed Elsevier NV	5,285,160	90,094
Sony Corp.	1,930,000	82,714
Marks and Spencer Group PLC	4,500,000	63,175
Daito Trust Construction Co., Ltd.	1,315,000	60,335
Daiwa House Industry Co., Ltd.	2,960,300	51,494
HYUNDAI MOBIS	451,350	41,712
Reed Elsevier PLC	2,800,685	30,736
Yamada Denki Co., Ltd.	323,000	27,414
TI Automotive Ltd., Class A3,4	3,197,300	—
		11,453,909

TELECOMMUNICATION SERVICES — 8.43%
América Móvil SAB de CV, Series L (ADR)	33,548,000	1,517,041
América Móvil SAB de CV, Series L	8,940,000	20,183
Vodafone Group PLC	290,857,931	805,842
Koninklijke KPN NV	53,045,000	753,766
Telefónica, SA	24,862,000	528,783
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	429,266,200	482,322
SOFTBANK CORP.	22,873,400	444,974
Telekom Austria AG	15,256,288	408,622
Teléfonos de México, SAB de CV, Class L (ADR)	14,312,400	404,468
France Télécom SA	12,868,000	355,690
Singapore Telecommunications Ltd.	114,493,075	244,841
MTN Group Ltd.	19,000,520	232,198
Chunghwa Telecom Co., Ltd. (ADR)	10,937,624	215,799
Chunghwa Telecom Co., Ltd.	8,659,800	16,108
Portugal Telecom, SGPS, SA	15,795,000	205,065
Bharti Airtel Ltd.[3]	12,507,000	178,617
Advanced Info Service PCL	78,352,500	171,534
Telecom Italia SpA	34,750,000	104,995
Telecom Italia SpA, nonvoting	25,000,000	63,397
Philippine Long Distance Telephone Co.	2,976,260	154,982
Orascom Telecom Holding (GDR)	2,226,350	146,939
China Unicom Ltd.	97,900,000	143,499
Telekomunikacja Polska SA	16,320,000	137,919
KDDI Corp.	20,000	135,630
Tele Norte Leste Participações SA, preferred nominative	8,552,671	128,250
KT Corp.	1,500,000	75,040
KT Corp. (ADR)	635,000	16,097
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)	1,592,800	85,247
Brasil Telecom Participações SA, preferred nominative (ADR)	1,950,000	83,246
Telecomunicações de Sao Paulo SA, preferred nominative	2,061,761	53,138
		8,314,232

HEALTH CARE — 8.40%
Roche Holding AG	15,919,550	2,854,441
Novo Nordisk A/S, Class B	15,611,300	1,300,228
AstraZeneca PLC (Sweden)	11,286,617	606,009
AstraZeneca PLC (United Kingdom)	5,925,000	318,336
UCB SA (Belgium) [1]	8,057,589	552,290
UCB SA (Germany) [1]	1,091,877	75,345
Smith & Nephew PLC[1]	51,128,300	533,582
Sanofi-Aventis	4,860,800	448,613
Novartis AG	4,813,960	277,516
Merck KGaA	2,560,400	265,323
Richter Gedeon NYRT	849,000	193,751
Essilor	1,646,000	176,888
Alcon, Inc.	1,375,000	153,684
Shionogi & Co., Ltd.	7,420,000	145,906
Chugai Pharmaceutical Co., Ltd.	6,880,500	141,946
Nobel Biocare Holding AG	365,000	107,903
Teva Pharmaceutical Industries Ltd. (ADR)	3,150,000	97,902
Elan Corp., PLC (ADR)[3]	3,000,000	44,250
		8,293,913

CONSUMER STAPLES — 7.48%
Nestlé SA	4,494,000	1,596,834
Koninklijke Ahold NV3	75,167,132	799,355
Seven & I Holdings Co., Ltd.	17,563,000	546,076
Tesco PLC	63,264,561	501,062
Diageo PLC	22,135,000	434,487
L’Oréal SA	4,041,000	404,676
Groupe Danone	2,578,000	390,482
METRO AG	5,815,000	370,649
Wal-Mart de México, SAB de CV, Series V	64,835,718	285,544
Shinsegae Co., Ltd.	413,853	258,241
Unilever PLC	8,597,783	240,396
Unilever NV	7,502,400	204,902
SABMiller PLC	8,602,200	197,907
Pernod Ricard Co.	850,977	195,364
Woolworths Ltd.	9,679,441	182,480
Coca-Cola Hellenic Bottling Co. SA	4,669,583	182,367
Shoppers Drug Mart Corp.	3,929,000	168,988
Gallaher Group PLC	5,550,866	124,608
Fomento Económico Mexicano, SAB de CV (ADR)	935,600	108,305
Koninklijke Numico NV	1,284,000	69,035
Foster’s Group Ltd.	12,000,000	65,502
Coca-Cola FEMSA, SAB de CV, Series L	13,500,000	51,292
		7,378,552

ENERGY — 7.19%
Royal Dutch Shell PLC, Class B	20,478,633	717,739
Royal Dutch Shell PLC, Class A	7,600,000	267,933
Royal Dutch Shell PLC, Class B (ADR)	1,874,848	133,396
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	70,790
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	7,027,500	723,762
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	1,068,850	99,147
Oil & Natural Gas Corp. Ltd.	36,339,064	717,802
Reliance Industries Ltd.	20,817,718	599,447
MOL Magyar Olaj- és Gázipari Rt., Class A	5,038,900	571,790
Canadian Natural Resources, Ltd.	8,331,300	444,608
OAO LUKOIL (ADR)	5,064,000	442,594
SK Corp.	5,408,010	424,728
Norsk Hydro ASA	12,392,000	384,795
Petro-Canada	8,600,000	352,610
China National Offshore Oil Corp.	265,288,100	252,071
TOTAL SA	3,479,000	250,854
Cameco Corp.	5,312,300	215,302
Nexen Inc.	3,782,321	208,505
ENI SpA	3,500,000	117,664
PetroChina Co. Ltd., Class H	40,600,000	57,526
BG Group PLC	3,115,000	42,267
		7,095,330

MATERIALS — 6.28%
Bayer AG	32,136,766	$1,724,035
Linde AG	6,746,408	696,609
POSCO	1,632,210	542,607
Nitto Denko Corp.	8,687,900	435,125
Harmony Gold Mining Co. Ltd.[3]	18,181,600	289,655
Barrick Gold Corp.	5,580,000	171,306
Barrick Gold Corp. (Canada)	3,537,838	108,906
Lonmin PLC	4,550,000	268,158
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[3]	6,947,970	235,397
BASF AG	2,170,500	211,489
Kuraray Co., Ltd.	16,662,500	196,589
UPM-Kymmene Corp.	7,340,000	185,166
Lonza Group Ltd.	2,107,922	182,147
Siam Cement PCL	18,719,500	134,315
BlueScope Steel Ltd.	19,250,000	130,890
Cia. Vale do Rio Doce, ordinary nominative (ADR)	4,000,000	118,960
Gold Fields Ltd.	6,107,500	116,156
BHP Billiton PLC	6,000,000	109,785
Holcim Ltd.	1,028,571	94,281
Stora Enso Oyj, Class R	5,394,843	85,415
Ivanhoe Mines Ltd.[3]	8,439,700	83,339
JSR Corp.	2,940,500	76,107
		6,196,437

INDUSTRIALS — 5.07%
Ryanair Holdings PLC (ADR) [3]	7,536,200	614,200
Asahi Glass Co., Ltd.	32,628,000	392,084
Siemens AG	3,140,000	311,299
Fraport AG	4,355,900	310,462
Nippon Express Co., Ltd.	53,026,900	290,088
Cintra, Concesiones de Infraestructuras de Transporte, SA	16,872,870	282,728
Deutsche Post AG	8,142,500	245,375
Singapore Airlines Ltd.	17,788,000	202,954
Bombardier Inc., Class B3	56,963,800	193,206
Kubota Corp.	20,032,000	185,507
Toll Holdings Ltd.	12,315,094	177,478
Sandvik AB	12,064,000	175,377
Scania AB, Class B	2,349,700	165,126
Scania AB, Class A	112,445	8,058
Imperial Holdings Ltd.[3]	7,188,360	168,885
ABB Ltd	9,200,000	164,960
Suzlon Energy Ltd.	5,574,100	164,885
Autostrade SpA	4,407,668	126,719
Qantas Airways Ltd.	30,025,518	123,631
Keppel Corp. Ltd.	10,250,000	117,616
Far Eastern Textile Ltd.	101,204,136	88,530
Mitsubishi Corp.	4,700,000	88,471
Macquarie Infrastructure Group	32,329,427	88,235
Mitsubishi Heavy Industries, Ltd.	15,490,000	70,421
Metso Oyj	1,250,000	63,067
Capita Group PLC	5,060,000	60,139
FANUC LTD	530,000	52,198
Orkla AS	605,000	34,272
Mitsui & Co., Ltd.	1,549,000	23,170
Malaysia International Shipping Corp. Bhd.	4,373,800	10,913
		5,000,054

UTILITIES — 2.58%
Veolia Environnement	8,290,761	$638,828
E.ON AG	3,045,000	413,127
RAO Unified Energy System of Russia (GDR)	3,087,200	338,357
SUEZ SA	5,800,000	300,208
RWE AG	2,115,000	233,009
Electricité de France SA	3,155,117	229,790
Hong Kong and China Gas Co. Ltd.	81,625,000	183,663
NTPC Ltd.	35,173,595	108,846
National Grid PLC	7,071,122	102,040
		2,547,868

MISCELLANEOUS — 2.82%
Other common stocks in initial period of acquisition		2,781,525

Total common stocks (cost: $64,070,340,000)		93,180,630

Warrants — 0.04%

FINANCIALS — 0.04%
ING Groep NV, warrants, expire 2008[3]	1,730,000	41,109

Total warrants (cost: $46,430,000)		41,109

Convertible securities — 0.02%	Principal amount

FINANCIALS — 0.02%
Fairfax Financial Holdings Ltd. 5.00% convertible debentures 2023[2]	$20,000,000	20,575

Total convertible securities (cost: $20,355,000)		20,575

Short-term securities — 5.05%	Principal amount (000)

Depfa Bank PLC 5.235%-5.25% due 1/5-3/14/2007[2]	288,900	287,970
Barclays U.S. Funding Corp. 5.235%-5.25% due 1/2-1/24/2007	219,300	218,812
Sheffield Receivables Corp. 5.24% due 3/12/2007[2]	50,000	49,493
Barton Capital LLC 5.23%-5.24% due 1/9-1/26/2007[2]	153,208	152,825
Société Générale North America, Inc. 5.23%-5.27% due 3/1-3/12/2007	90,400	89,589
UBS Finance (Delaware) LLC 5.225%-5.315% due 1/11-3/30/2007	235,700	234,762
ABN-AMRO North America Finance Inc. 5.25% due 1/22/2007	100,000	99,690
Amsterdam Funding Corp. 5.225%-5.24% due 1/11-2/7/2007[2]	134,300	133,834
Bank of Ireland 5.24%-5.25% due 1/16-3/14/2007[2]	227,600	226,300
CBA (Delaware) Finance Inc. 5.23%-5.25% due 1/8-3/15/2007	219,700	218,420
Old Line Funding, LLC 5.24%-5.25% due 1/10-3/15/2007[2]	124,203	123,309
Thunder Bay Funding, LLC 5.25%-5.26% due 1/16-3/19/2007[2]	90,300	89,766
BASF AG 5.22%-5.245% due 1/2-2/23/2007[2]	181,000	180,416
HBOS Treasury Services PLC 5.23%-5.25% due 1/2-3/7/2007	165,600	164,480
Stadshypotek Delaware Inc. 5.24%-5.30% due 1/25-2/2/2007[2]	156,300	155,668
Rabobank USA Financial Corp. 5.22%-5.235% due 1/24-3/28/2007	150,000	148,750
BNP Paribas Finance Inc. 5.235%-5.24% due 1/18-3/30/2007	150,000	148,613
Abbey National N.A. LLC 5.23%-5.24% due 2/26-3/27/2007	150,000	148,566
Danske Corp. 5.21%-5.255% due 1/22-2/27/2007[2]	146,955	146,021
HSBC USA Inc. 5.235%-5.24% due 1/30-3/21/2007	140,600	139,352
American Honda Finance Corp. 5.22%-5.26% due 2/13-3/9/2007	140,200	139,008
Bank of America Corp. 5.23%-5.25% due 1/4-1/19/2007	125,000	124,878
CAFCO, LLC 5.255% due 3/8/2007[2,5]	47,400	46,948
CAFCO, LLC 5.255% due 3/1/2007[2]	37,600	37,279
Ciesco LLC 5.26% due 1/31/2007[2]	26,000	25,887
Dexia Delaware LLC 5.21%-5.23% due 1/30-3/8/2007	101,100	100,342
Swedbank Mortgage AB 5.24%-5.25% due 1/4-1/30/2007	100,000	99,756
Calyon North America Inc. 5.23%-5.245% due 1/17-2/14/2007	100,000	99,569
Canadian Imperial Holdings Inc. 5.225%-5.24% due 1/8-3/13/2007	90,300	89,841
Westpac Banking Corp. 5.24%-5.245% due 1/16/2007[2]	82,100	81,911
Royal Bank of Scotland PLC 5.22%-5.23% due 1/25-1/31/2007	81,650	81,324
Toyota Motor Credit Corp. 5.23%-5.24% due 1/8-2/2/2007	78,200	77,926
Swedish Export Credit Corp. 5.24%-5.25% due 1/22-3/29/2007	75,000	74,533
FCAR Owner Trust I 5.25%-5.26% due 2/22-3/2/2007[5]	61,448	60,943
KfW International Finance Inc. 5.20% due 1/3/2007[2]	50,000	49,979
International Lease Finance Corp. 5.22% due 1/12/2007	50,000	49,914
Variable Funding Capital Corp. 5.24% due 2/2/2007[2]	50,000	49,759
Novartis Finance Corp. 5.22% due 2/5/2007[2]	50,000	49,739
Liberty Street Funding Corp. 5.29% due 2/9/2007[2]	50,000	49,706
Australia & New Zealand Banking Group, Ltd. 5.24% due 2/13/2007	50,000	49,684
Abbott Laboratories 5.21% due 2/27/2007[2,5]	50,000	49,585
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 2/6/2007	49,800	49,531
Fannie Mae 5.12% due 3/12/2007	50,000	49,468
IBM Capital Inc. 5.24% due 3/16/2007[2,5]	50,000	49,467
ING (U.S.) Funding LLC 5.24% due 2/22/2007	47,300	46,957
Johnson & Johnson 5.18% due 1/19/2007[2]	47,000	46,871
Federal Home Loan Bank 5.085% due 1/12/2007	27,300	27,251
Clipper Receivables Co., LLC 5.25% due 2/21/2007[2,5]	25,000	24,821
Electricité de France 5.25% due 3/21/2007	25,000	24,717
Siemens Capital Co. LLC 5.26% due 1/29/2007	21,600	21,508

Total short-term securities (cost: $4,985,088,000)		4,985,738

Total investment securities (cost: $69,122,213,000)		98,228,052
Other assets less liabilities		452,730

Net assets		$98,680,782

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,154,721,000, which represented 2.18% of the net assets of the fund.
3Security did not produce income during the last 12 months.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $5,900,000.
5This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended December 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend Income (000)	Market value of affiliates at 12/31/06 (000)

Kookmin Bank	16,473,310	2,387,000	812,400	18,047,910	$26,077	$1,454,318
Kookmin Bank	330,000	—	—	330,000	477	26,592
UCB	7,296,059	837,530	76,000	8,057,589	6,886	552,290
UCB	—	1,091,877	—	1,091,877	—	75,345
Mitsui Trust Holdings	21,427,000	30,734,000	—	52,161,000	—	598,756
Smith & Nephew	38,987,200	12,141,100	—	51,128,300	4,547	533,582
SEGA SAMMY HOLDINGS	9,170,000	8,990,600	—	18,160,600	3,108	489,878
Acer	102,306,000	31,153,420	—	133,459,420	8,237	278,552
					$49,332	$4,009,313

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$29,519,006
Gross unrealized depreciation on investment securities	(906,879)
Net unrealized appreciation on investment securities	28,612,127
Cost of investment securities for federal income tax purposes	69,615,925

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-916-0207P-S6862

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Mark E. Denning
Mark E. Denning, President and Principal Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark E. Denning
Mark E. Denning, President and Principal Executive Officer

Date: February 28, 2007

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and Principal Financial Officer

Date: February 28, 2007